Debt - Pre 2019 convertible notes (Details) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Dec. 28, 2020 USD ($) shares	Dec. 23, 2020 USD ($)	Dec. 19, 2019 USD ($) shares	Jan. 13, 2019 USD ($) D $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Mar. 31, 2021 USD ($)	Feb. 28, 2020 USD ($) NotesSeries	Dec. 31, 2018 USD ($)	Jul. 20, 2018 USD ($) NotesSeries
Debt Instrument [Line Items]
Amount borrowed			$ 3,000
Interest rate (stated)			3.00%
Warrants issued on conversion | shares			403,101
Debt issuance costs						$ 29	$ 746
Amount outstanding						47,983	49,461	$ 50,104
Loss on extinguishment of debt					$ (247)	5,748	(483)
Original debt amount						1,436	$ 34,105
Series B Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants issued on conversion | shares							70,408
Pre-2019 Convertible Promissory Notes
Debt Instrument [Line Items]
Amount borrowed				$ 7,324					$ 1,400	$ 16,600	$ 1,689
Interest rate (stated)				4.50%							3.50%
Shares issued on conversion | shares	198,750			1,173,473
Warrants issued on conversion | shares	73,538			70,408
Shares issuable on conversion | shares				537,024
Conversion price (per unit) | $ / shares				$ 14.79
Shares /Warrants per unit				0.06
Number of promissory notes assumed | NotesSeries									1		2
Debt issuance costs				$ 356
Default amount reclassified						$ 7,288
Unpaid interest		$ 48
Loss on extinguishment of debt	$ 247	285
Interest amount		289
Original debt amount	$ 1,153
Maturity days threshold for notes if not converted | D				10
Maturity period threshold for notes if not converted						3 years
Pre-2019 Convertible Promissory Notes | Maximum
Debt Instrument [Line Items]
Interest rate (stated)				10.00%
Pre-2019 Convertible Promissory Notes | Minimum
Debt Instrument [Line Items]
Interest rate (stated)				8.00%
2018 Convertible Promissory Notes | Maximum
Debt Instrument [Line Items]
Interest rate (stated)				10.00%
Merger Agreement | Pre-2019 Convertible Promissory Notes
Debt Instrument [Line Items]
Amount outstanding		7,317
Unpaid interest		$ 516